Share-based payments, Share option plan (Details)		1 Months Ended	12 Months Ended
	Feb. 01, 2021 £ / shares shares	Mar. 31, 2020 $ / shares	Dec. 31, 2022 GBP (£) shares $ / shares £ / shares	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Jul. 31, 2022 shares	Feb. 09, 2021 £ / shares shares	Jan. 22, 2021 shares
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period				4 years
Share-based compensation arrangement by award vesting percentage				0.25
Vesting period				3 years
Share-based compensation arrangement by award lapse period				10 years
Share-based payments | £				£ 27,054,000		£ 35,861,000		£ 8,162,000
Weighted average share price at grant date (in dollars per share) | $ / shares			$ 46.17		$ 33.97		$ 17.46
Weighted average exercise prices [Abstract]
Weighted average fair value of options granted | $					$ 16,480		$ 9,110			$ 16,930
Growth Shares [Member]
Share-based payments awards [Abstract]
Shares converted (in shares)	1,926,000
Shares converted, consolidation of every 20 ordinary shares (in shares)				312,500
Incremental fair value of awards granted | £			$ 325,000	£ 325,000
Ordinary Shares [Member]
Share-based payments awards [Abstract]
Share conversion rate	1		1	1						1
Shares converted (in shares)	6,250,000
Shares issued in initial public offering (in shares)			20	20						20	3,733,333
Share price (in pounds per share) | £ / shares			$ 0.002	£ 0.002
Par value per share (in pounds per share) | £ / shares			$ 0.0001	£ 0.0001
Immunocore Holdings Limited [Member]
Share-based payments awards [Abstract]
Share conversion rate			0.01	0.01						0.01		0.01	0.01
Shares issued in initial public offering (in shares)													100
Share price (in pounds per share) | £ / shares	£ 0.002
Immunocore Holdings Limited [Member] | Ordinary Shares [Member]
Share-based payments awards [Abstract]
Shares issued in initial public offering (in shares)	20											11,426,280
Par value per share (in pounds per share) | £ / shares	£ 0.0001											£ 0.002
Non-Executive Directors [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period				1 year
Vesting period				3 years
Awards granted (in shares)				66,972
Options vest in next twelve months (in shares)				56,704
Options vest in next three years (in shares)				10,268
Number of options [Abstract]
Awards granted (in shares)				66,972
Equity Incentive Plan [Member]
Share-based payments awards [Abstract]
Share-based compensation arrangement by award vesting period				4 years
Share-based compensation arrangement by award vesting percentage				0.25
Vesting period				3 years
Share conversion rate			1	1						1
Shares converted (in shares)				216,200
Remaining shares converted (in shares)				96,300
Incremental fair value of awards granted , price per share (in dollars per share) | $ / shares		$ 3.84					$ 5.19
Expected life (years)						4 years
Awards granted (in shares)				1,507,581		4,702,027		1,122,680
Number of options [Abstract]
Outstanding at beginning period (in shares)				9,198,460		4,551,359		3,579,115
Awards granted (in shares)				1,507,581		4,702,027		1,122,680
Awards exercised (in shares)				(492,163)		(76,762)		(13,880)
Awards forfeited (in shares)				(320,634)		(290,664)		(136,556)
Awards replaced with options (in shares)						312,500
Outstanding at ending period (in shares)				9,893,244		9,198,460		4,551,359	3,579,115
Exercisable at ending period (in shares)			4,967,607	4,967,607						4,967,607
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in dollars per share) | $ / shares			$ 22.31		$ 17.16		36.26
Awards granted (in dollars per share) | $ / shares		$ 17.46	27.5		26.56		17.46		$ 40.93
Awards exercised (in dollars per share) | $ / shares			19.72		17.01		5.98
Awards forfeited (in dollars per share) | $ / shares			26.41		31.24		22.29
Awards replaced with options (in dollars per share) | $ / shares					38.72
Outstanding at period end (in dollars per share) | $ / shares			23.1		$ 22.31		$ 17.16		$ 36.26
Exercisable at ending period (in dollars per share) | $ / shares										$ 20.97
Equity Incentive Plan [Member] | Growth Shares [Member]
Share-based payments awards [Abstract]
Shares converted (in shares)				6,250,000
Share Option Plan, Jan 2021 [Member]
Share-based payments awards [Abstract]
Exercise price (in dollars per share) | $ / shares			17.46
Weighted average share price at grant date (in dollars per share) | $ / shares			26
Expected life (years)				3 years
Expected volatility				90.00%
Risk free rate				(0.13%)
Share Option Plan, March 2020 [Member]
Share-based payments awards [Abstract]
Exercise price (in dollars per share) | $ / shares			$ 17.46
Expected life (years)				1 year 7 months 6 days
Expected volatility				93.00%
Risk free rate				0.11%